Supplement Dated August 1, 2002
to the Quant Funds' Prospectus Dated August 1, 2002

The subsections "Average Annual Total Returns for the periods ended December 31, 2001 in the section "Performance" under the heading "Fund Summaries" on pages 4 and 5 are amended by the following:

Ordinary Shares After Taxes on Distributions and Sales

Fund                1 Year         5 Years   10 Years
Inception
Small Cap Fund        -1.97          5.82            N/A
12.72
Growth and Income Fund   -10.97           8.77
8.60          N/A
Emerging Markets Fund     -1.19         -3.55             N/A
-3.82
Foreign Value Fund        -2.67           N/A             N/A
-3.12


Supplement Dated August 2, 2002 to the Quant Funds'
Statement of Additional Information Dated August 1, 2002

The section "Average Annual Total Rate of Return for the year ended March 31, 2002" under the heading "Performance
Measures" on page 28 is amended by the following:

Ordinary Shares After Taxes on Distributions and Sales

Fund                1 Year         5 Years   10 Years
Inception
Small Cap Fund        3.73           7.97            N/A
12.15
Growth and Income Fund   -2.62            7.61
8.46          N/A
Emerging Markets Fund     6.07          -3.64             N/A
-2.90
Foreign Value Fund        6.58            N/A             N/A
-0.27